TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2025
TRANSACTIONS WITH RELATED PARTIES
TRANSACTIONS WITH RELATED PARTIES

NOTE 12  -   TRANSACTIONS WITH RELATED PARTIES

On November 4, 2024 the company entered into a Loan Agreement with a related party in a non-material amount. The loan was repaid in full on May 21, 2025.

During October 2025, the company entered into a Loan Agreement with a related party in a non - material amount.

Other than transactions and balances related to loan and share based compensation to officers and directors, the Company did not have any transactions and balances with related parties and executive officers during 2025 and 2024.